Putnam PanAgora Managed Futures Strategy
Fund summary
Goal
Putnam PanAgora Managed Futures Strategy seeks absolute return (i.e. positive total return in diverse market environments over time).
Fees and expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Putnam funds. More information about these and other discounts is available from your financial advisor and in How do I buy fund shares? beginning on page 23 of the fund’s prospectus, in the Appendix to the fund’s prospectus, and in How to buy shares beginning on page II-1 of the fund’s statement of additional information (SAI).
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - Putnam PanAgora Managed Futures Strategy	Class A		Class B	[1]	Class C		Class M	Class R	Class R6	Class Y
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.75%		none		none		3.50%	none	none	none
Maximum deferred sales charge (load) (as a percentage of original purchase price or redemption proceeds, whichever is lower)	1.00%	[2]	5.00%	[3]	1.00%	[4]	none	none	none	none
[1]	Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
[2]	Applies only to certain redemptions of shares bought with no initial sales charge.
[3]	A deferred sales charge on class B shares may apply to certain redemptions of shares purchased by exchange from another fund.
[4]	This charge is eliminated after one year.

Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam PanAgora Managed Futures Strategy		Class A	Class B [2]	Class C	Class M	Class R	Class R6	Class Y
Management fees	[1]	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and service (12b-1) fees		0.25%	1.00%	1.00%	0.75%	0.50%
Other expenses	[3]	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%	1.66%
Acquired fund fees and expenses		0.13%	0.13%	0.13%	0.13%	0.13%	0.13%	0.13%
Total annual fund operating expenses		3.04%	3.79%	3.79%	3.54%	3.29%	2.79%	2.79%
Expense reimbursement	[4]	(1.41%)	(1.41%)	(1.41%)	(1.41%)	(1.41%)	(1.41%)	(1.41%)
Total annual fund operating expenses after expense reimbursement		1.63%	2.38%	2.38%	2.13%	1.88%	1.38%	1.38%
[1]	Includes management fee payable to Putnam Investment Management, LLC ("Putnam Management") by the fund's wholly-owned subsidiary. The management fee paid by the fund to Putnam Management is reduced by an amount equal to the management fee Putnam Management receives from the subsidiary under the management contract between Putnam Management and the subsidiary.
[2]	Purchases of class B shares are closed to new and existing investors except by exchange from class B shares of another Putnam fund or through dividend and/or capital gains reinvestment.
[3]	Other expenses shown have been annualized.
[4]	Reflects Putnam Management's contractual obligation to limit certain fund expenses through 12/30/2019. This obligation may be modified or discontinued only with approval of the Board of Trustees.

Example
The following hypothetical example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in the fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that the fund’s operating expenses remain the same. Only the first year of each period in the example takes into account the expense reimbursement described above. Your actual costs may be higher or lower.
Expense Example - Putnam PanAgora Managed Futures Strategy - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	731	1,335	1,963	3,644
Class B	741	1,328	2,035	3,774
Class C	341	1,028	1,835	3,938
Class M	558	1,272	2,006	3,937
Class R	191	881	1,595	3,490
Class R6	140	732	1,349	3,016
Class Y	140	732	1,349	3,016

Expense Example, No Redemption - Putnam PanAgora Managed Futures Strategy - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	241	1,028	1,835	3,774
Class C	241	1,028	1,835	3,938

Portfolio turnover
The fund pays transaction-related costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or the above example, affect fund performance. The fund’s turnover rate in the most recent fiscal period (September 21, 2017 (commencement of operations) through August 31, 2018) is 0%. However, the fund’s turnover rate is calculated without regard to transactions involving certain short-term instruments or derivatives. If such transactions were included in the calculation, the fund would have a higher turnover rate.
Investments, risks, and performance
Investments
The fund pursues its goal by investing primarily in futures and forward contracts that provide exposure to equities, fixed income securities, commodities, and developed and emerging market currencies. These asset classes offer different return potential and exposure to different investment risks. In allocating the fund’s assets among these different asset classes, PanAgora Asset Management, Inc. (PanAgora), the subadviser to the fund, uses its proprietary trend following strategy, which relies on quantitative models and information and data inputs to those models to seek to identify and profit from price trends in global equity, fixed income, commodity and currency markets.

Following the identification of a trend, the fund may take either a long or short position in an asset class. The size of the position taken is based on PanAgora’s systematic assessment of the trend and its likelihood of continuing, as well as PanAgora’s estimate of the risk of the instrument through which the position is implemented. Once a position has been added to the fund’s portfolio, PanAgora monitors for any indication of a reversal or loss of momentum in the price trend in order to determine when to exit the position.

In constructing the fund’s portfolio, PanAgora uses a proprietary approach to balance the fund’s risk exposures in an effort to generate attractive returns, in diverse market conditions, that are generally uncorrelated with the returns of traditional asset classes.

The fund expects to obtain exposure to developed market equity indexes, although it may have exposure to equity securities of any market capitalization throughout the world, including foreign and emerging markets. In the case of fixed income securities, the fund expects to seek exposure primarily to investment-grade securities, but may have exposure to fixed-income securities of any credit quality, duration or maturity. The fund may obtain exposure to any commodity and to both developed and emerging market currencies. The fund primarily gains long and short exposure to an asset class by investing in exchanged-traded futures and over-the-counter forward contracts, but may also invest in an asset class through other derivatives (such as options and swap contracts) or directly.

The fund is “non-diversified,” which means that it may invest a greater percentage of its assets in fewer issuers than a “diversified” fund.

A significant portion of the assets of the fund will be invested in short-term instruments, including cash and cash equivalents generally with one year or less term to maturity. These investments serve as collateral for the derivative positions the fund takes and also may earn income for the fund.

Although the fund normally does not engage in borrowing, because the fund typically uses long and short futures and forwards to a significant extent (and may also take other short derivatives positions), the fund will operate with potentially significant investment leverage, which magnifies investment exposure. Instruments in the fund are generally liquid and exchange traded.

The fund may invest directly or indirectly through its wholly-owned and controlled subsidiary, which like the fund, is sub-advised by PanAgora. The fund may invest no more than 25% of its assets in the subsidiary. The subsidiary will invest primarily in commodity futures but it may also invest in other commodity-related instruments (such as financial futures, option and swap contracts) or other asset classes (including through derivatives). Unlike the fund, the subsidiary may invest without limitation in commodity-related instruments. Unless indicated otherwise, references to the fund’s investments, investment exposures or risks include its indirect investments, investment exposures and risks through the subsidiary.
Risks
It is important to understand that you can lose money by investing in the fund.

There can be no assurance that employing a trend following strategy will achieve any particular level of return. The fund’s allocation of assets among and within asset classes may hurt performance, and efforts to balance risk exposures across and within asset classes may not be successful. If the quantitative models or data that are used in managing the fund prove to be incorrect or incomplete, investment decisions made in reliance on the models or data may not produce the desired results and the fund may realize losses.

The value of the securities and other assets in which the fund invests (whether directly or indirectly through derivatives) may fall or fail to rise over extended periods of time for a variety of reasons, including general financial market conditions, changing market perceptions (including perceptions about the risk of default or expectations about monetary policy or interest rates), changes in government intervention in the financial markets, and factors related to a specific issuer or industry. These and other factors may lead to increased volatility and reduced liquidity in the fund’s portfolio holdings. These risks are generally greater for small and midsize companies.

The fixed income securities in which the fund invests (whether directly or indirectly through derivatives) are subject to interest rate risk, which means the value of those investments is likely to fall if interest rates rise. The fund’s investments in fixed income securities also are subject to credit risk, which is the risk that the issuer of the fixed income security may default on payment of interest or principal. Interest rate risk is generally greater for the fund’s investments in longer-term fixed income securities.

Exposure to the commodities markets may subject the fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity. Future regulatory developments may impact the fund’s ability to invest in commodity-linked derivatives.

The fund’s investments in forward contracts and futures and other derivatives are subject to losses caused by unanticipated market movements, and there may be imperfect correlation between price movements of a derivative and price movements of the security or other asset for which the derivative is intended as a substitute. Derivatives may be difficult to value and may increase the fund’s transaction costs. Derivatives also involve the risk of the potential inability to terminate or sell the derivatives positions. Derivatives can significantly increase the fund’s exposure to credit and counterparty risks. Derivatives, particularly forward contracts and other over-the-counter instruments, involve the potential failure of the other party to the derivative to meet its obligations. Derivatives also are subject to the risk that the fund is delayed or prevented from recovering margin or other amounts deposited with a futures commission merchant or futures clearinghouse. If the fund has insufficient cash, it may have to sell its investments to meet daily variation margin requirements at a time when it may be disadvantageous to do so.

The fund’s use of derivatives also increases its risks by increasing investment exposure (which may be considered leverage). Leveraging may cause the fund’s performance to be more volatile, may expose the fund to losses in excess of the amounts invested, and may require the fund to liquidate portfolio securities when it may not be advantageous to do so, to satisfy its obligations or to meet segregation requirements.

The fund’s use of “short” derivatives positions may have the effect of economic leverage, which magnifies investment exposure, and may result in losses if the underlying assets appreciate in value.

The value of international investments traded in foreign currencies may be adversely impacted by fluctuations in exchange rates. International investments, particularly investments in emerging markets, may carry risks associated with potentially less stable economies or governments (such as the risk of seizure by a foreign government, the imposition of currency or other restrictions, or high levels of inflation), and may be illiquid.

A fund that invests in (or provides exposure to) fewer issuers or that makes large investments in (or provides large amounts of exposure to) a small number of issuers is more vulnerable than a more broadly diversified fund to fluctuations in the values of the securities to which it has exposure.

By investing in the subsidiary, the fund is indirectly exposed to the risks associated with the subsidiary’s investments. The subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and is not subject to all the investor protections of the 1940 Act. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the fund and/or the subsidiary to operate as described in this prospectus and could adversely affect the fund.

The fund may not achieve its goal, and it is not intended to be a complete investment program. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance
Performance information will be available after the fund completes a full calendar year of operation.